Segmented and geographic information, and major customers	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Segmented and geographic information, and major customers
20.   Segmented and geographic information, and major customers
a.   Segmented information

The Company’s operations comprise of three reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States. Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b.   Geographic information

All revenues from sale of concentrates for year ended December 31, 2017 and 2016 were earned in Mexico and the United States. The following segmented information is presented as at and during the years ended December 31, 2017 and 2016.

	As at December 31, 2017				As at December 31, 2016
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Cash and cash equivalents	$5,963	$1,791	$1,571	$9,325	$1,875	$3,511	$18,669	$24,055
Trade and other receivables	4,901	1,711	19	6,631	2,855	1,106	41	4,002
Inventories	6,301	3,065	-	9,366	3,738	2,880	-	6,618
Prepaid expenses	346	305	218	869	840	353	192	1,385
Available-for-sale investment	-	-	-	-	-	-	503	503
Restricted cash	160	171	-	331	-	151	-	151
Long-term investments	-	-	4	4	-	-	28	28
Property, plant and equipment	59,686	40,570	45	100,301	42,474	38,022	52	80,548
Total assets	$77,357	$47,613	$1,857	$126,827	$51,782	$46,023	$19,485	$117,290

Trade and other payables	$5,893	$2,608	$1,892	$10,393	$4,144	$2,422	$2,161	$8,727
Other long-term liabilities	-	469	95	564	-	448	434	882
Credit facilities	-	-	-	-	-	-	7,758	7,758
Pre-payment facility	15,000	-	-	15,000	-	-	-	-
Post-employment benefit obligations	-	8,618	-	8,618	-	8,116	-	8,116
Decommissioning provision	1,904	2,044	-	3,948	1,834	1,995	-	3,829
Deferred tax liabilities (assets)	872	(626)	-	246	834	-	-	834
Total liabilities	$23,669	$13,113	$1,987	$38,769	$6,812	$12,981	$10,353	$30,146

	Year ended December 31, 2017				Year ended December 31, 2016
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Revenue	$21,512	$32,768	$-	$54,280	$23,322	$35,544	$-	$58,866
Cost of sales	(10,195)	(29,843)	-	(40,038)	(17,679)	(28,466)	-	(46,145)
Depletion and amortization	(3,247)	(3,452)	(10)	(6,709)	(3,534)	(3,839)	(15)	(7,388)
Care, maintenance and restructuring costs	(60)	(473)	(168)	(701)	(399)	(495)	(99)	(993)
Corporate general and administrative	-	-	(6,651)	(6,651)	-	-	(5,355)	(5,355)
Exploration costs	(2,407)	(319)	-	(2,726)	(690)	(991)	-	(1,681)
Accretion on decommissioning provision	(144)	(41)	-	(185)	(112)	(40)	-	(152)
Interest and financing income (expense)	(35)	-	(688)	(723)	2	-	(2,339)	(2,337)
Foreign exchange gain (loss)	(308)	-	83	(225)	384	-	(44)	340
Loss on disposal of assets	-	-	-	-	-	-	(20)	(20)
Loss on available-for-sale investment	-	-	(11)	(11)	-	-	-	-
Write-down of equipment	-	(204)	-	(204)	-	-	(132)	(132)
Income (loss) before income taxes	5,116	(1,564)	(7,445)	(3,893)	1,294	1,713	(8,004)	(4,997)
Income tax recovery (expense)	(219)	646	-	427	(210)	-	-	(210)
Net income (loss) for the year	$4,897	$(918)	$(7,445)	$(3,466)	$1,084	$1,713	$(8,004)	$(5,207)

c.   Major customers

The Company sold concentrates to two customers during the year ended December 31, 2017 (2016: four customers), with each customer accounting for 60%, and 40% (2016: 59%, 31%, 9%, and 1%) of revenues, respectively.